Proposed Public Offering - Sponsor Warrants (Details)	May 09, 2019 $ / shares
Subsidiary or Equity Method Investee [Line Items]
Warrant exercise price	$ 11.50
Landcadia Holdings II, Inc
Subsidiary or Equity Method Investee [Line Items]
Warrant exercise price	11.50
Class A common stock | Landcadia Holdings II, Inc
Subsidiary or Equity Method Investee [Line Items]
Warrant exercise price	$ 11.50